Schedule of Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1	$ 15,917,608
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2	8,739,219
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3	7,178,389
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4	1,931,944
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5	1,238,488
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6	693,456
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7	286,252
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8	86,857
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9	199,395
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10	433,613
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11	0
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12	433,613
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13	1,861
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14	1,277
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 15	584
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 16	695,182
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 17	237,054
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 18	458,128
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 19	681,926
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 20	573,822
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 21	108,104
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 22	2,277,183
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 23	2,014,052
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 24	263,131
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 25	22,225,569
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 26	12,890,769
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 27	9,334,800
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1		15,572,642
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2		8,210,156
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3		7,362,486
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4		1,931,944
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5		1,201,991
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6		729,953
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7		274,899
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8		35,765
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9		239,134
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10		433,613
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11		0
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12		433,613
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13		1,861
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14		1,226
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 15		635
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 16		594,730
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 17		182,224
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 18		412,506
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 19		602,617
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 20		554,837
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 21		47,780
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 22		2,259,805
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 23		1,961,269
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 24		298,536
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 25		21,672,111
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 26		12,147,468
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 27		$ 9,524,643